STOCKHOLDERS' EQUITY (Schedule of Fair Value of Derivative Liabilities) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
Balance, December 31, 2010		$ 3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011		$ 3,866,836